Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 47,523,085,445	$ 40,642,409,535
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	9,481,269,309	8,236,870,699
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	127,974,646	67,083,616
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	71,883,330	38,555,051
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	129,999,535	191,809,827
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	450,833,595	140,692,977
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	97,794,168	130,781,440
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	6,241,955,502	6,810,113,754
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	421,021,790	236,266,112
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	155,560,676	530,379,302
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	13,973,412	16,071,966
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	30,885,545	44,003,561
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	9,706,919	9,958,929
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,390,512	11,246,361
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,587,673	8,653,730
FIMA Acciones Latinoamericanas Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	428,571	1,254,073
Fima Renta Fija Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	70,449,895	0
Fima Mix Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	150,650,462	0
HF Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	944,228,648	0
HF Pesos Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	203,850,870	0
HF Infraestructura PPEReI
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	76,523,171	0
HF Renta Fija Argentina
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	40,633,323	0
HF Acciones Líderes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	37,690,195	0
HF Retorno Total
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	35,283,384	0
HF Renta Fija Estratégica
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	33,899,689	0
HF Desarrollo Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	30,207,152	0
HF Pesos Renta Fija
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	29,958,365	0
HF Acciones Argentinas
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	25,171,319	0
HF Balanceado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	24,838,376	0
HF Renta Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	9,111,408	0
HF Infraestructura II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,314,899	0
Roble Ahorro en Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	461,159	0
HF Multimercado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 1,120	$ 0